Supplement dated November 9, 2023
to the Prospectus and Summary Prospectus of the following fund:
Fund	Prospectus and Summary Prospectus
Columbia Funds Variable Insurance Trust
Columbia Variable Portfolio - Small Cap Value Fund	Prospectus and Summary
Prospectus dated 5/1/2023
Effective immediately, the following changes are hereby made to the Fund's prospectus.
The information under the heading “Fund Management” in the “Summary of the Fund” section of the Prospectus and Summary Prospectus is hereby superseded and replaced with the following:
Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Management	Title	Role with Fund	Managed Fund Since
Jeremy Javidi, CFA	Senior Portfolio Manager	Lead Portfolio Manager	2005
C. Bryan Lassiter, CFA	Portfolio Manager	Portfolio Manager	November 2023
The rest of the section remains the same.
The information under the heading “Portfolio Managers” in the “More Information About the Fund - Primary Service Provider Contracts” section of the Prospectus is hereby superseded and replaced with the following:
Portfolio Managers
Information about the portfolio managers primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio managers, including information relating to compensation, other accounts managed by the portfolio managers, and ownership by the portfolio managers of Fund shares.

Portfolio Management	Title	Role with Fund	Managed Fund Since
Jeremy Javidi, CFA	Senior Portfolio Manager	Lead Portfolio Manager	2005
C. Bryan Lassiter, CFA	Portfolio Manager	Portfolio Manager	November 2023
Mr. Javidi joined one of the Columbia Management legacy firms or acquired business lines in 2000. Mr. Javidi began his investment career in 2000 and earned a B.A. in quantitative economics and a B.S. in mechanical engineering from Tufts University.
Mr. Lassiter joined the Investment Manager in 2021. Prior to joining the Investment Manager, he was a senior investment analyst on small and mid-cap U.S. equity portfolios for LMCG Investments. Mr. Lassiter began his investment career in 2004 and earned an M.B.A. from Columbia Business School and a B.B.A. in Finance from the University of Georgia.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP7024-0001_(11/23)